SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of derivative liabilities		$ 17,500
Derivative liability		17,500
Platinum Point Capital, LLC [Member]
Fair value of derivative liabilities		17,500
Derivative liability		$ 17,500